Prepayments and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2013
Deferred Costs Capitalized Prepaid And Other Assets Disclosure [Abstract]
Schedule of Prepayments and Other Current Assets

Prepayments and other current assets are comprised of:

	December 31, 2013	December 31, 2012
VAT and other taxes recoverable	177,678	279,718
Prepayments and advances for materials	60,555	98,141
Capitalized loan origination fees	51,190	44,210
Other receivables	44,387	23,702
Short-term loans issued	7,452	1,932
Promissory notes received	73	11
Bank deposits with original maturities over 90 days	—	2,782
Other current assets	36,044	31,611

Total prepayments and other current assets	377,379	482,107

Changes in Allowance for Doubtful Accounts Included in Prepayments Other Current Assets and Advances

The following summarizes the changes in the allowance for doubtful accounts included in prepayments, other current assets and advances for materials for the years ended December 31:

	2013	2012	2011
Balance at beginning of year	(18,374)	(12,535)	(15,637)
Recovery of allowance (Allowance) for doubtful accounts	1,017	(5,262)	3,758
Disposal of subsidiaries	(20,078)	—	—
Translation difference	2,530	(577)	(656)

Balance at end of year	(34,905)	(18,374)	(12,535)